UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2017

LEGG MASON

EMERGING MARKETS DIVERSIFIED CORE ETF

EDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded equity securities in emerging markets.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Emerging Markets Diversified Core ETF for the six-month reporting period ended April 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

II	Legg Mason Emerging Markets Diversified Core ETF

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended April 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2017 GDP growth — released after the reporting period ended — was 1.2%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on April 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In April 2017, 22.6% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade….Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016….If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

Legg Mason Emerging Markets Diversified Core ETF	III

Investment commentary (cont’d)

Market review

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iii took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandiv lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanv announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinavi kept rates steady at 4.35%.

Q. How did emerging market equities perform during the reporting period?

A. Emerging market equities rallied sharply during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Indexvii, declined during the first month of the reporting period. This occurred as investor sentiment was negatively impacted by uncertainties surrounding the elections in the U.S. and overall modest growth. The MSCI Emerging Markets Index then moved higher during the last five months of the reporting period. This reversal was driven by improving investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. All told, the MSCI Emerging Markets Index gained 8.88% during the six months ended April 30, 2017.

Performance review

For the six months ended April 30, 2017, Legg Mason Emerging Markets Diversified Core ETF generated a 7.09% return on a net asset value (“NAV”)viii basis and 8.14% based on its market priceix per share.

The performance table shows the Fund’s total return for the six months ended April 30, 2017 based on its NAV and market price as of April 30, 2017. The Fund seeks to track the investment results of an index composed of publicly traded equity securities in emerging markets, the QS DBI Emerging Markets Diversified Indexx, which returned 7.06% for the same period. The Fund’s broad market index, the MSCI Emerging Markets Index, returned 8.88% over the same time frame. The Lipper Emerging Markets Funds Category Average1 returned 8.63% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 852 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Legg Mason Emerging Markets Diversified Core ETF

Performance Snapshot as of April 30, 2017 (unaudited)
6 months
Legg Mason Emerging Markets Diversified Core ETF:
$29.13 (NAV)	7.09%*†
$29.43 (Market Price)	8.14%*‡
QS DBI Emerging Markets Diversified Index	7.06%
MSCI Emerging Markets Index	8.88%
Lipper Emerging Markets Funds Category Average	8.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF. Market price returns shown are based upon the National Best Bid and Offer (“NBBO”)xi at 4:00 p.m. Eastern Time. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2017, the gross total annual fund operating expense ratio for the Fund was 0.51%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “EDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-386-5535 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, social,

Legg Mason Emerging Markets Diversified Core ETF	V

Investment commentary (cont’d)

economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. In rising markets, the value of large cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	Legg Mason Emerging Markets Diversified Core ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

iv	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

[v]

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

vi	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

vii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

viii	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ix	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

[x]

The QS DBI Emerging Markets Diversified Index (the “Underlying Index”) seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the Fund’s subadviser. The Underlying Index is composed of emerging markets equity securities that are included in the MSCI Emerging Markets Index. The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on geography and sector. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on geography and sector that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Underlying Index to produce a highly diversified portfolio. QS anticipates that the number of component securities in the Underlying Index will range from 700 to 800. As of December 31, 2016, the Underlying Index consisted of securities from the following 21 emerging market countries, including: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The Underlying Index may include large-, medium- and small-capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain countries and sectors, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly.

xi	The National Best Bid and Offer (“NBBO”) is the best (lowest) available ask price and the best (highest) available bid price to investors when they buy and sell securities.

Legg Mason Emerging Markets Diversified Core ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2017 and October 31, 2016 and does not include derivatives such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six months ended April 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
7.09%	$1,000.00	$1,070.90	0.50%	$2.57	5.00%	$1,000.00	$1,022.32	0.50%	$2.51

[1]	For the six months ended April 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Common Stocks — 97.0%
Consumer Discretionary — 13.4%
Auto Components — 0.3%
Bosch Ltd.	24	$8,543
Cheng Shin Rubber Industry Co., Ltd.	8,000	16,519
Hyundai Mobis Co., Ltd.	70	13,657
Motherson Sumi Systems Ltd.	1,754	10,841
Total Auto Components		49,560
Automobiles — 3.3%
Bajaj Auto Ltd.	229	10,220
Brilliance China Automotive Holdings Ltd.	8,000	13,412
BYD Co., Ltd., Class H Shares	2,000	11,789
Dongfeng Motor Group Co., Ltd., Class H Shares	8,000	8,413
Ford Otomotiv Sanayi AS	3,138	34,897
Geely Automobile Holdings Ltd.	10,000	13,499
Great Wall Motor Co., Ltd., Class H Shares	8,000	8,680
Guangzhou Automobile Group Co., Ltd., Class H Shares	8,000	12,445
Hero MotoCorp Ltd.	153	7,944
Hyundai Motor Co.	155	19,615
Kia Motors Corp.	297	9,096
Mahindra and Mahindra Ltd.	1,404	29,159
Maruti Suzuki India Ltd.	396	40,080
PT Astra International Tbk	254,800	171,090
Tata Motors Ltd.	4,838	34,546
Tata Motors Ltd., Class A Shares	1,788	7,777
Tofas Turk Otomobil Fabrikasi AS	4,366	36,359
UMW Holdings Berhad	7,200	10,283
Total Automobiles		479,304
Diversified Consumer Services — 0.5%
Kroton Educacional SA	6,286	29,608
New Oriental Education & Technology Group Inc., ADR	200	12,908	*
TAL Education Group, ADR	201	23,941	*
Total Diversified Consumer Services		66,457
Hotels, Restaurants & Leisure — 2.2%
Berjaya Sports Toto Berhad	11,000	7,120
Genting Berhad	36,600	82,963
Genting Malaysia Berhad	43,000	58,146
Minor International PCL	46,800	50,399
Minor International PCL	33,600	36,184	(a)

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
OPAP SA	5,768	$57,176
Yum China Holdings Inc.	804	27,433	*
Total Hotels, Restaurants & Leisure		319,421
Household Durables — 0.6%
Arcelik AS	8,786	58,624
Haier Electronics Group Co., Ltd.	6,000	13,931
Steinhoff International Holdings NV	3,494	17,805
Total Household Durables		90,360
Internet & Direct Marketing Retail — 0.7%
Ctrip.com International Ltd., ADR	800	40,408	*
JD.com Inc., ADR	1,400	49,098	*
Vipshop Holdings Ltd., ADR	1,000	13,870	*
Total Internet & Direct Marketing Retail		103,376
Leisure Products — 0.2%
Giant Manufacturing Co., Ltd.	2,000	12,098
Merida Industry Co., Ltd.	2,000	10,739
Total Leisure Products		22,837
Media — 2.3%
Alibaba Pictures Group Ltd.	40,000	6,480	*
Astro Malaysia Holdings Berhad	22,300	13,870
BEC World PCL	13,200	7,136
BEC World PCL	13,100	7,082	(a)
Cyfrowy Polsat SA	4,979	31,177	*
Grupo Televisa SA	24,463	118,707
Naspers Ltd.	559	106,186
PT Media Nusantara Citra Tbk	67,500	9,242
PT Surya Citra Media Tbk	78,200	16,779
Zee Entertainment Enterprises Ltd.	2,580	21,194
Total Media		337,853
Multiline Retail — 1.3%
El Puerto de Liverpool SAB de CV, Class C1 Shares	1,386	10,680
Lojas Renner SA	4,141	38,591
PT Matahari Department Store Tbk	30,900	33,847
Robinson Department Store PCL	15,500	28,007	(a)
S.A.C.I. Falabella	8,343	66,478
Woolworths Holdings Ltd.	1,762	9,559
Total Multiline Retail		187,162

See Notes to Financial Statements.

4	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Specialty Retail — 0.8%
FF Group	894	$19,029	*
Home Product Center PCL	63,100	17,695
Home Product Center PCL	62,500	17,527	(a)
Hotai Motor Co., Ltd.	2,000	23,035
JUMBO SA	2,895	45,694
Total Specialty Retail		122,980
Textiles, Apparel & Luxury Goods — 1.2%
ANTA Sports Products Ltd.	4,000	11,236
Belle International Holdings Ltd.	10,000	7,694	(a)(b)
CCC SA	695	40,204
Eclat Textile Co., Ltd.	2,000	21,908
Feng Tay Enterprise Co., Ltd.	2,120	8,151
LPP SA	34	60,827
Pou Chen Corp.	10,000	14,004
Shenzhou International Group Holdings Ltd.	2,000	13,165
Total Textiles, Apparel & Luxury Goods		177,189
Total Consumer Discretionary		1,956,499
Consumer Staples — 12.1%
Beverages — 1.4%
AMBEV SA	6,911	39,758
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,253	23,971
China Resources Beer Holdings Co., Ltd.	16,000	38,507	*
Coca-Cola Icecek AS	1,523	15,487
Compania Cervecerias Unidas SA	1,643	21,156
Fomento Economico Mexicano SAB de CV	3,560	32,024
Tsingtao Brewery Co., Ltd., Class H Shares	4,000	17,999
United Spirits Ltd.	267	7,828	*
Total Beverages		196,730
Food & Staples Retailing — 3.7%
BGF Retail Co., Ltd.	113	10,874
Bid Corp., Ltd.	1,762	37,332
BIM Birlesik Magazalar AS	4,296	70,210
Cencosud SA	14,571	41,481
CP ALL PCL	34,200	60,312
CP ALL PCL	33,900	59,783	(a)
E-MART Inc.	76	15,362
Magnit PJSC, Registered Shares, GDR	2,021	70,634
Massmart Holdings Ltd.	1,214	11,740

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Food & Staples Retailing — continued
Pick n Pay Stores Ltd.	2,505	$11,903
President Chain Store Corp.	6,000	52,202
Shoprite Holdings Ltd.	2,534	39,782
Spar Group Ltd.	1,710	23,056
Sun Art Retail Group Ltd.	20,000	20,621
Wal-Mart de Mexico SAB de CV	7,080	15,946
Total Food & Staples Retailing		541,238
Food Products — 4.0%
BRF SA	986	12,361
Charoen Pokphand Foods PCL	19,400	15,003
Charoen Pokphand Foods PCL	19,200	14,848	(a)
China Huishan Dairy Holdings Co., Ltd.	25,000	321	(a)(b)
China Mengniu Dairy Co., Ltd.	22,000	42,595
CJ CheilJedang Corp.	32	9,590
Felda Global Ventures Holdings Berhad	23,100	11,334
Genting Plantations Berhad	4,000	10,523
Gruma SA de CV, Class B Shares	713	9,508
Grupo Bimbo SAB de CV, Series A Shares	4,822	11,811
IOI Corp. Berhad	34,600	36,585
Kuala Lumpur Kepong Berhad	6,200	35,021
Nestle India Ltd.	78	8,111
ORION Corp.	16	9,505
Pioneer Foods Group Ltd.	900	11,103
PPB Group Berhad	7,400	28,809
PT Charoen Pokphand Indonesia Tbk	98,400	23,550
PT Indofood CBP Sukses Makmur Tbk	28,100	18,499
PT Indofood Sukses Makmur Tbk	56,100	35,249
Standard Foods Corp.	4,220	10,420
Thai Union Group PCL	14,200	8,744
Thai Union Group PCL, Class F Shares	14,100	8,683	(a)
Tiger Brands Ltd.	1,041	31,467
Tingyi (Cayman Islands) Holding Corp.	16,000	20,549
Ulker Biskuvi Sanayi AS	3,074	17,465
Uni-President Enterprises Corp.	56,000	103,384
Want Want China Holdings Ltd.	56,000	40,317
Total Food Products		585,355
Household Products — 0.8%
Hindustan Unilever Ltd.	2,738	39,753

See Notes to Financial Statements.

6	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Household Products — continued
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,023	$10,721
PT Unilever Indonesia Tbk	20,100	67,105
Total Household Products		117,579
Personal Products — 0.9%
Amorepacific Corp.	84	21,556
Amorepacific Group	88	10,170
Dabur India Ltd.	1,738	7,735
Godrej Consumer Products Ltd.	436	11,725
Hengan International Group Co., Ltd.	7,000	52,376
LG Household & Health Care Ltd.	26	19,787
Marico Ltd.	1,770	8,648
Total Personal Products		131,997
Tobacco — 1.3%
British American Tobacco (Malaysia) Berhad	2,000	20,935
ITC Ltd.	13,503	58,311
KT&G Corp.	408	36,394
PT Gudang Garam Tbk	6,400	31,882
PT Hanjaya Mandala Sampoerna Tbk	119,500	34,248
Total Tobacco		181,770
Total Consumer Staples		1,754,669
Energy — 8.2%
Energy Equipment & Services — 0.6%
Sapura Energy Berhad	188,600	86,892	*
Oil, Gas & Consumable Fuels — 7.6%
Bharat Petroleum Corp., Ltd.	1,091	12,300
China Petroleum & Chemical Corp., Class H Shares	72,000	58,316
China Shenhua Energy Co., Ltd., Class H Shares	10,000	23,321
CNOOC Ltd.	56,000	65,299
Coal India Ltd.	2,841	12,224
Exxaro Resources Ltd.	8,585	73,158
Formosa Petrochemical Corp.	18,000	62,941
Gazprom PJSC	8,799	21,184	*
Grupa Lotos SA	1,027	16,014	*
GS Holdings	321	16,728
Hindustan Petroleum Corp., Ltd.	1,211	10,090
IRPC PCL	50,100	8,111
IRPC PCL	49,600	8,030	(a)
Kunlun Energy Co., Ltd.	12,000	10,846

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Lukoil PJSC	406	$20,179	*
Novatek PJSC, Registered Shares, GDR	86	10,423
Oil & Natural Gas Corp., Ltd.	5,756	16,647
PetroChina Co., Ltd., Class H Shares	68,000	47,907
Petroleo Brasileiro SA	6,073	27,475	*
Petronas Dagangan Berhad	9,800	54,317
Polski Koncern Naftowy Orlen SA	3,136	93,776
Polskie Gornictwo Naftowe i Gazownictwo SA	18,291	31,214
PTT Exploration and Production PCL	3,400	9,559
PTT Exploration and Production PCL	3,400	9,559	(a)
PTT PCL	1,900	21,368	(a)
PTT PCL	1,900	21,368
Reliance Industries Ltd.	4,765	103,274
S-Oil Corp.	251	21,992
SK Innovation Co., Ltd.	309	46,436
Tatneft	1,455	9,659	*
Thai Oil PCL	2,800	6,314
Thai Oil PCL	2,800	6,314	(a)
Tupras-Turkiye Petrol Rafinerileri AS	5,328	134,252
Ultrapar Participacoes SA	984	21,831
Total Oil, Gas & Consumable Fuels		1,112,426
Total Energy		1,199,318
Financials — 13.6%
Banks — 11.0%
Agricultural Bank of China Ltd., Class H Shares	22,000	10,154
Akbank TAS	14,956	40,043
AMMB Holdings Berhad	10,800	13,634
Axis Bank Ltd.	3,241	25,644
Banco de Chile	215,741	26,022
Banco de Credito e Inversiones	325	18,164
Banco Santander Chile	590,913	34,884
Bangkok Bank PCL, Registered Shares	2,190	11,840
Bank of China Ltd., Class H Shares	42,000	20,356
Bank of the Philippine Islands	4,840	10,152
Bank Pekao SA	765	27,717
Bank Zachodni WBK SA	153	14,049
Barclays Africa Group Ltd.	767	8,437
BDO Unibank Inc.	12,320	29,564

See Notes to Financial Statements.

8	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Banks — continued
China Construction Bank Corp., Class H Shares	54,000	$43,876
China Merchants Bank Co., Ltd., Class H Shares	4,000	10,388
CIMB Group Holdings Berhad	17,700	23,404
Commercial International Bank	18,226	73,712
Credicorp Ltd.	384	59,005
CTBC Financial Holding Co., Ltd.	23,880	14,920
Grupo Financiero Banorte SAB de CV, Class O Shares	6,279	36,236
Grupo Financiero Inbursa SAB de CV, Class O Shares	7,088	11,936
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	5,509	10,017
Hana Financial Group Inc.	402	13,849
Hong Leong Bank Berhad	3,800	12,080
ICICI Bank Ltd.	3,753	16,213
Industrial & Commercial Bank of China Ltd., Class H Shares	52,000	33,961
Itau CorpBanca	1,781,177	16,234
Kasikornbank PCL	7,800	41,717
Kasikornbank PCL	6,600	35,299
KB Financial Group Inc.	396	17,435
Komercni Banka AS	1,280	49,593
Krung Thai Bank PCL	7,900	4,522
Krung Thai Bank PCL	7,800	4,465	(a)
Malayan Banking Berhad	18,700	41,268
mBank SA	121	13,506	*
Mega Financial Holding Co., Ltd.	18,000	14,468
Moneta Money Bank AS	6,431	20,768	*
OTP Bank PLC	2,690	75,662
Powszechna Kasa Oszczednosci Bank Polski SA	4,338	39,464	*
PT Bank Central Asia Tbk	70,700	94,150
PT Bank Mandiri (Persero) Tbk	50,000	43,889
PT Bank Negara Indonesia (Persero) Tbk	48,600	23,244
PT Bank Rakyat Indonesia (Persero) Tbk	60,700	58,746
Public Bank Berhad	11,300	51,958
Sberbank of Russia PJSC	21,808	63,514	*
Shinhan Financial Group Co., Ltd.	561	23,443
Siam Commercial Bank PCL	5,600	25,256
Siam Commercial Bank PCL	5,500	24,805	(a)
Standard Bank Group Ltd.	2,262	25,112
State Bank of India	3,596	16,177
Turkiye Garanti Bankasi AS	16,314	44,047

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Banks — continued
Turkiye Halk Bankasi AS	4,836	$16,039
Turkiye Is Bankasi, Class C Shares	11,729	23,148
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	6,707	11,462
VTB Bank PJSC	13,565,567	16,034	*
Yes Bank Ltd.	420	10,680
Total Banks		1,596,362
Capital Markets — 0.1%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	1,762	10,553
Moscow Exchange MICEX-RTS PJSC	3,803	7,715	*
Total Capital Markets		18,268
Consumer Finance — 0.1%
Gentera SAB de CV	5,145	8,650
Shriram Transport Finance Co., Ltd.	565	9,134
Total Consumer Finance		17,784
Diversified Financial Services — 0.9%
Ayala Corp.	1,270	22,025
FirstRand Ltd.	5,620	20,964
Fubon Financial Holding Co., Ltd.	8,000	12,542
Grupo de Inversiones Suramericana SA	1,483	19,609
GT Capital Holdings Inc.	575	14,500
Haci Omer Sabanci Holding AS	6,532	19,456
Metro Pacific Investments Corp.	59,700	7,862
Remgro Ltd.	988	16,401
Total Diversified Financial Services		133,359
Insurance — 0.9%
Cathay Financial Holding Co., Ltd.	6,000	9,625
China Life Insurance Co., Ltd., Class H Shares	4,000	12,162
China Pacific Insurance (Group) Co., Ltd., Class H Shares	2,800	10,349
Discovery Ltd.	1,201	12,025
Ping An Insurance Group Co. of China Ltd., Class H Shares	3,000	16,893
Powszechny Zaklad Ubezpieczen SA	2,262	24,957
Samsung Fire & Marine Insurance Co., Ltd.	50	11,776
Samsung Life Insurance Co., Ltd.	121	11,644
Sanlam Ltd.	3,176	16,848
Total Insurance		126,279
Thrifts & Mortgage Finance — 0.6%
Housing Development Finance Corp., Ltd.	2,851	68,117
Indiabulls Housing Finance Ltd.	934	14,774

See Notes to Financial Statements.

10	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Thrifts & Mortgage Finance — continued
LIC Housing Finance Ltd.	1,163	$12,113
Total Thrifts & Mortgage Finance		95,004
Total Financials		1,987,056
Health Care — 4.9%
Biotechnology — 0.6%
3SBio Inc.	14,000	18,682	*
Celltrion Inc.	856	67,403	*
Total Biotechnology		86,085
Health Care Equipment & Supplies — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	32,000	23,326
Health Care Providers & Services — 0.9%
Apollo Hospitals Enterprise Ltd.	532	10,197
Life Healthcare Group Holdings Ltd.	7,988	17,173
Netcare Ltd.	8,008	15,886
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	10,200	27,013
Sinopharm Group Co., Ltd., Class H Shares	15,200	68,199
Total Health Care Providers & Services		138,468
Health Care Technology — 0.1%
Alibaba Health Information Technology Ltd.	36,000	14,024	*
Life Sciences Tools & Services — 0.2%
Samsung Biologics Co., Ltd.	189	29,067	*
Pharmaceuticals — 2.9%
Aspen Pharmacare Holdings Ltd.	3,713	77,026
Aurobindo Pharma Ltd.	946	8,941
Cadila Healthcare Ltd.	1,424	9,706
China Medical System Holdings Ltd.	16,000	27,646
Cipla Ltd.	1,384	11,964
CSPC Pharmaceutical Group Ltd.	52,000	72,200
Dr. Reddy’s Laboratories Ltd.	476	19,224
Glenmark Pharmaceuticals Ltd.	876	12,173
Hanmi Pharm. Co., Ltd.	56	15,182
Hanmi Science Co., Ltd.	197	10,509
Lupin Ltd.	886	18,414
Piramal Enterprises Ltd.	458	17,741
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	7,000	26,413
Sino Biopharmaceutical Ltd.	58,000	47,722
Sun Pharmaceutical Industries Ltd.	3,711	37,087

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Pharmaceuticals — continued
Yuhan Corp.	84	$17,126
Total Pharmaceuticals		429,074
Total Health Care		720,044
Industrials — 9.7%
Aerospace & Defense — 0.2%
AviChina Industry & Technology Co., Ltd., Class H Shares	12,000	8,007
Embraer SA	3,552	17,189
Total Aerospace & Defense		25,196
Airlines — 0.4%
AirAsia Berhad	15,300	11,807
China Airlines Ltd.	34,000	10,537
EVA Airways Corp.	25,600	12,600
Turk Hava Yollari Anonim Ortakligi	13,564	23,142	*
Total Airlines		58,086
Commercial Services & Supplies — 0.1%
China Everbright International Ltd.	8,000	10,820
Construction & Engineering — 1.6%
China Communications Construction Co., Ltd., Class H Shares	16,000	22,010
China Railway Construction Corp. Ltd., Class H Shares	6,000	8,393
China Railway Group Ltd., Class H Shares	20,000	16,970
China State Construction International Holdings Ltd.	8,000	14,522
Dialog Group Berhad	30,100	13,521
Gamuda Berhad	14,700	17,846
IJM Corp. Berhad	26,900	21,689
Larsen & Toubro Ltd.	2,469	67,127
PT Waskita Karya Persero Tbk	254,000	45,544
Total Construction & Engineering		227,622
Electrical Equipment — 0.4%
Bharat Heavy Electricals Ltd.	5,850	16,005
Havells India Ltd.	1,671	12,570
Teco Electric & Machinery Co., Ltd.	24,000	23,784
Zhuzhou CRRC Times Electric Co., Ltd.	2,000	10,298
Total Electrical Equipment		62,657
Industrial Conglomerates — 4.2%
Aboitiz Equity Ventures Inc.	25,070	38,534
Alfa SAB de CV, Class A Shares	11,390	15,616
Beijing Enterprises Holdings Ltd.	2,000	9,771
Bidvest Group Ltd.	11,271	134,531

See Notes to Financial Statements.

12	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Industrial Conglomerates — continued
CITIC Ltd.	16,000	$23,203
DMCI Holdings Inc.	45,200	11,634
Far Eastern New Century Corp.	38,000	31,991
Fosun International Ltd.	12,000	18,174
Grupo Carso SA de CV, Series A1 Shares	2,558	11,795
Hap Seng Consolidated Berhad	5,200	10,625
JG Summit Holdings Inc.	35,920	60,532
Koc Holding AS	15,882	74,671
LG Corp.	189	11,228
Samsung C&T Corp.	117	12,698
Siemens Ltd.	567	11,599
Sime Darby Berhad	22,900	49,218
SK Holdings Co., Ltd.	58	12,360
SM Investments Corp.	3,345	48,737
Turkiye Sise ve Cam Fabrikalari AS	16,975	21,315
Total Industrial Conglomerates		608,232
Machinery — 0.7%
Ashok Leyland Ltd.	9,292	12,400
China Conch Venture Holdings Ltd.	5,000	9,964
CRRC Corp. Ltd., Class H Shares	12,000	11,709
Eicher Motors Ltd.	88	35,772
Hiwin Technologies Corp.	2,020	12,888
Weg SA	2,955	16,479
Total Machinery		99,212
Marine — 0.2%
Evergreen Marine Corp. (Taiwan) Ltd.	26,000	11,461	*
MISC Berhad	10,200	17,223
Total Marine		28,684
Road & Rail — 0.2%
Localiza Rent A Car SA	1,187	17,689
Rumo SA	4,822	13,262	*
Total Road & Rail		30,951
Trading Companies & Distributors — 0.3%
PT AKR Corporindo Tbk	96,400	48,999
Transportation Infrastructure — 1.4%
Adani Ports and Special Economic Zone Ltd.	6,758	34,300
CCR SA	5,334	29,745
China Merchants Port Holdings Co., Ltd.	4,000	11,442

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Transportation Infrastructure — continued
COSCO SHIPPING Ports Ltd.	8,000	$8,763
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	1,376	14,179
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	834	15,803
International Container Terminal Services Inc.	6,270	11,168
Malaysia Airports Holdings Berhad	8,000	14,006
Promotora y Operadora de Infraestructura SAB de CV	1,061	11,281
PT Jasa Marga (Persero) Tbk	108,700	37,840
TAV Havalimanlari Holding AS	3,693	15,388
Westports Holdings Berhad	9,800	9,030
Total Transportation Infrastructure		212,945
Total Industrials		1,413,404
Information Technology — 3.7%
Electronic Equipment, Instruments & Components — 0.1%
Hon Hai Precision Industry Co., Ltd.	6,300	20,631
Internet Software & Services — 1.6%
Alibaba Group Holding Ltd., ADR	600	69,300	*
Baidu Inc., ADR	200	36,046	*
Naver Corp.	16	11,249
Tencent Holdings Ltd.	3,600	112,651
Total Internet Software & Services		229,246
IT Services — 1.2%
Cielo SA	10,788	81,911
HCL Technologies Ltd.	1,037	13,156
Infosys Ltd.	3,534	50,596
Tata Consultancy Services Ltd.	804	28,433
Total IT Services		174,096
Semiconductors & Semiconductor Equipment — 0.4%
SK Hynix Inc.	344	16,325
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	38,679
Total Semiconductors & Semiconductor Equipment		55,004
Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co., Ltd.	28	54,898
Total Information Technology		533,875
Materials — 10.2%
Chemicals — 3.0%
Asian Paints Ltd.	1,836	32,022
Formosa Chemicals & Fibre Corp.	6,000	18,455
Formosa Plastics Corp.	8,000	24,050

See Notes to Financial Statements.

14	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Chemicals — continued
Grupa Azoty SA	480	$8,466
Indorama Ventures PCL	6,600	7,012
Indorama Ventures PCL	6,500	6,906	(a)
LG Chem Ltd.	92	22,153
Lotte Chemical Corp.	40	12,022
Mexichem SAB de CV	4,026	11,059
Nan Ya Plastics Corp.	6,000	14,458
Petronas Chemicals Group Berhad	75,900	127,636
PTT Global Chemical PCL	7,900	17,129
PTT Global Chemical PCL	7,800	16,912	(a)
Sasol Ltd.	1,408	43,197
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	64,000	35,792
Synthos SA	12,216	16,974
UPL Ltd.	2,124	26,633
Total Chemicals		440,876
Construction Materials — 3.4%
Ambuja Cements Ltd.	3,530	13,444
Anhui Conch Cement Co., Ltd., Class H Shares	17,000	59,557
Cementos Argos SA	8,609	34,822
Cemex SAB de CV	33,402	30,749	*
China National Building Material Co., Ltd., Class H Shares	40,000	26,638
Grasim Industries Ltd.	611	10,953
Grupo Argos SA	5,720	39,663
Lafarge Malaysia Berhad	12,100	17,616
PT Indocement Tunggal Prakarsa Tbk	72,900	92,704
PT Semen Indonesia (Persero) Tbk	146,500	96,996
Shree Cement Ltd.	64	18,967
Siam Cement PCL, Registered Shares	2,600	40,139
Taiwan Cement Corp.	6,000	6,980
Ultratech Cement Ltd.	175	11,510
Total Construction Materials		500,738
Containers & Packaging — 0.1%
Klabin SA	2,178	10,842
Metals & Mining — 3.1%
Alrosa PAO	9,774	16,997	*
Aluminum Corporation of China Ltd., Class H Shares	56,000	27,574	*
AngloGold Ashanti Ltd.	703	7,953	*
Compania de Minas Buenaventura SA, ADR	2,970	35,670

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Metals & Mining — continued
Gold Fields Ltd.	2,648	$8,669
Grupo Mexico SAB de CV, Series B Shares	8,957	26,174
Hindalco Industries Ltd.	5,029	15,557
Hyundai Steel Co.	239	11,531
Industrias Penoles SAB de CV	450	11,001
Jastrzebska Spolka Weglowa SA	599	12,090	*
Jiangxi Copper Co., Ltd., Class H Shares	14,000	21,850
JSW Steel Ltd.	4,721	14,619
KGHM Polska Miedz SA	1,449	45,982
Korea Zinc Co., Ltd.	26	9,722
MMC Norilsk Nickel PJSC	241	37,224	*
POSCO	90	21,157
Severstal PAO	653	8,924	*
Southern Copper Corp.	1,173	41,489
Tata Steel Ltd.	2,031	14,157
Vale SA	1,541	13,337
Vedanta Ltd.	4,984	18,857
Zijin Mining Group Co., Ltd., Class H Shares	80,000	28,284
Total Metals & Mining		448,818
Paper & Forest Products — 0.6%
Empresas CMPC SA	14,397	33,442
Mondi Ltd.	553	14,348
Nine Dragons Paper Holdings Ltd.	24,000	25,918
Sappi Ltd.	1,179	8,761
Total Paper & Forest Products		82,469
Total Materials		1,483,743
Real Estate — 1.2%
Equity Real Estate Investment Trusts (REITs) — 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	14,781	12,276
Fibra Uno Administracion SA de CV	6,887	12,003
Growthpoint Properties Ltd.	4,892	9,379
Total Equity Real Estate Investment Trusts (REITs)		33,658
Real Estate Management & Development — 1.0%
Ayala Land Inc.	52,600	37,162
Central Pattana PCL	4,200	7,285	(a)
Central Pattana PCL	4,200	7,285
China Overseas Land & Investment Ltd.	4,000	11,622
Megaworld Corp.	135,000	10,970

See Notes to Financial Statements.

16	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Real Estate Management & Development — continued
PT Lippo Karawaci Tbk	130,600	$7,741
PT Pakuwon Jati Tbk	228,600	10,719
PT Summarecon Agung Tbk	69,300	7,071
Robinsons Land Corp.	21,500	11,037
SM Prime Holdings Inc.	44,600	26,600
Talaat Moustafa Group	17,669	7,870
Total Real Estate Management & Development		145,362
Total Real Estate		179,020
Telecommunication Services — 13.3%
Diversified Telecommunication Services — 4.0%
Bharti Infratel Ltd.	9,205	51,047
China Telecom Corp., Ltd., Class H Shares	40,000	19,541
China Unicom (Hong Kong) Ltd.	16,000	20,652
Chunghwa Telecom Co., Ltd.	22,000	74,376
KT Corp.	402	11,376
KT Corp., ADR	700	11,613
LG Uplus Corp.	2,345	29,779
PT Telekomunikasi Indonesia Persero Tbk	710,800	233,040
PT Tower Bersama Infrastructure Tbk	30,700	13,474
Rostelecom PJSC	7,777	10,212	*
Telekom Malaysia Berhad	11,900	17,709
Telkom South Africa SOC Ltd.	2,405	13,458
True Corp. PCL	110,300	20,887	*
True Corp. PCL	109,348	20,706	(a)
Turk Telekomunikasyon AS	15,824	28,423
Total Diversified Telecommunication Services		576,293
Wireless Telecommunication Services — 9.3%
Advanced Info Service PCL	11,800	59,699
Advanced Info Service PCL, Registered Shares	11,700	59,193	(a)
America Movil SAB de CV, Series L Shares	120,878	92,913
Axiata Group Berhad	37,000	43,895
Bharti Airtel Ltd.	14,806	81,706
China Mobile Ltd.	20,000	213,284
DiGi.Com Berhad	42,000	49,730
Far EasTone Telecommunications Co., Ltd.	10,000	24,626
Globe Telecom Inc.	1,495	62,176
Idea Cellular Ltd.	21,400	28,526
Maxis Berhad	21,700	31,893

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Wireless Telecommunication Services — continued
Mobile TeleSystems PJSC, ADR	4,900	$50,568
MTN Group Ltd.	10,980	103,936
PLDT Inc.	4,390	155,515
PT XL Axiata Tbk	48,400	11,656	*
Sistema PJSC FC, Registered Shares, GDR	1,513	12,724
SK Telecom Co., Ltd.	376	79,139
Taiwan Mobile Co., Ltd.	10,000	36,956
Tim Participacoes SA	6,859	22,171
Turkcell Iletisim Hizmetleri AS	31,505	110,074	*
Vodacom Group Ltd.	1,993	22,551
Total Wireless Telecommunication Services		1,352,931
Total Telecommunication Services		1,929,224
Utilities — 6.7%
Electric Utilities — 3.3%
CEZ AS	3,301	57,614
Enel Americas SA	96,051	19,073
Enel Chile SA	89,429	9,871
Equatorial Energia SA	1,181	21,391
Korea Electric Power Corp.	2,760	109,997
PGE Polska Grupa Energetyczna SA	28,026	83,301
Tata Power Co., Ltd.	26,226	34,551
Tauron Polska Energia SA	38,083	32,299	*
Tenaga Nasional Berhad	34,600	111,109
Total Electric Utilities		479,206
Gas Utilities — 1.1%
China Gas Holdings Ltd.	12,000	18,822
China Resources Gas Group Ltd.	8,000	26,998
ENN Energy Holdings Ltd.	4,000	21,701
GAIL India Ltd.	8,504	55,924
Korea Gas Corp.	342	14,006
Petronas Gas Berhad	5,800	24,691
Total Gas Utilities		162,142
Independent Power and Renewable Electricity Producers — 1.6%
CGN Power Co., Ltd., Class H Shares	86,000	25,983
China Longyuan Power Group Corp., Ltd., Class H Shares	24,000	18,482
China Power International Development Ltd.	22,000	8,202
China Resources Power Holdings Co., Ltd.	12,000	21,629
Colbun SA	42,637	9,442

See Notes to Financial Statements.

18	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Independent Power and Renewable Electricity Producers — continued
Enel Generacion Chile SA	15,743	$12,060
Engie Brasil Energia SA	1,386	14,847
Huaneng Power International Inc., Class H Shares	32,000	22,092
Huaneng Renewables Corp., Ltd., Class H Shares	32,000	11,190
NTPC Ltd.	33,804	86,441
Total Independent Power and Renewable Electricity Producers		230,368
Multi-Utilities — 0.2%
YTL Corp. Berhad	39,600	13,410
YTL Power International Berhad	29,700	10,331
Total Multi-Utilities		23,741
Water Utilities — 0.5%
Aguas Andinas SA, Class A Shares	16,291	9,227
Beijing Enterprises Water Group Ltd.	32,000	24,519
Companhia de Saneamento Basico do Estado de Sao Paulo	1,768	16,304
Guangdong Investment Ltd.	20,000	30,958
Total Water Utilities		81,008
Total Utilities		976,465
Total Common Stocks (Cost — $13,128,212)		14,133,317
Preferred Stocks — 2.2%
Consumer Discretionary — 0.1%
Multiline Retail — 0.1%
Lojas Americanas SA	2,503	13,280
Consumer Staples — 0.1%
Beverages — 0.1%
Embotelladora Andina SA, Class B Shares	3,096	12,826
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA	6,023	26,509	*
Financials — 0.8%
Banks — 0.7%
Banco Bradesco SA	1,876	19,747
Bancolombia SA	3,012	29,403
Grupo Aval Acciones y Valores SA	29,701	11,761
Itau Unibanco Holding SA	1,790	22,141
Itausa — Investimentos Itau SA	5,378	16,757
Total Banks		99,809

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason Emerging Markets Diversified Core ETF

Security		Shares	Value
Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA		565	$7,233
Total Financials			107,042
Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co., Ltd.		10	15,406
Materials — 0.4%
Chemicals — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B Shares		1,089	38,503
Metals & Mining — 0.1%
Vale SA		2,716	22,470
Total Materials			60,973
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Telefonica Brasil SA		3,739	55,707
Utilities — 0.1%
Electric Utilities — 0.1%
Centrais Electricas Brasileiras SA, Series B Shares		1,005	7,251	*
Companhia Energetica de Minas Gerais		3,924	10,978
Total Utilities			18,229
Total Preferred Stocks (Cost — $247,683)			309,972
Total Investments before Short-Term Investments (Cost — $13,375,895)			14,443,289

	Rate
Short-Term Investments — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $78,868)	0.679%	78,868	78,868
Total Investments — 99.7% (Cost — $13,454,763#)			14,522,157
Other Assets in Excess of Liabilities — 0.3%			44,270
Total Net Assets — 100.0%			$14,566,427

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is valued using significant unobservable inputs.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

See Notes to Financial Statements.

20	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Summary of Investments by Country**
China	16.1%
India	10.9
Indonesia	8.7
Malaysia	8.4
South Africa	6.5
South Korea	6.5
Thailand	5.7
Turkey	5.7
Taiwan	5.2
Brazil	4.5
Poland	4.1
Philippines	3.9
Mexico	3.6
Chile	2.5
Russia	2.5
Colombia	1.0
Peru	0.9
Czech Republic	0.9
Greece	0.8
Egypt	0.6
Hungary	0.5
Short-Term Investments	0.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2017 and are subject to change.

At April 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	2	6/17	$94,680	$97,900	$3,220

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

April 30, 2017

Assets:
Investments, at value (Cost — $13,454,763)	$14,522,157
Foreign currency, at value (Cost — $29,031)	29,063
Dividends and interest receivable	12,702
Deposits with brokers for open futures contracts	10,576
Receivable from broker — variation margin on open futures contracts	3,225
Total Assets	14,577,723

Liabilities:
Accrued foreign capital gains tax	7,247
Investment management fee payable	4,049
Total Liabilities	11,296
Total Net Assets	$14,566,427

Net Assets:
Par value (Note 5)	$5
Paid-in capital in excess of par value	13,430,685
Undistributed net investment income	30,800
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	41,486
Net unrealized appreciation on investments, futures contracts and foreign currencies	1,063,451	†
Total Net Assets	$14,566,427

Shares Outstanding	500,000

Net Asset Value	$29.13

†	Net of accrued foreign capital gains tax of $7,247.

See Notes to Financial Statements.

22	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Year Ended April 30, 2017

Investment Income:
Dividends	$80,089
Interest	125
Less: Foreign taxes withheld	(9,725)
Total Investment Income	70,489

Expenses:
Investment management fee (Note 2)	18,071
Total Expenses	18,071
Net Investment Income	52,418

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	49,174	[1]
Futures contracts	(4,048)
Foreign currency transactions	(3,018)
Net Realized Gain	42,108
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	479,923	[2]
Futures contracts	2,663
Foreign currencies	(28)
Change in Net Unrealized Appreciation (Depreciation)	482,558
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	524,666
Increase in Net Assets From Operations	$577,084

[1]	Net of foreign capital gains tax of $1,424.

[2]	Net of change in accrued foreign capital gains tax of $(6,297).

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended April 30, 2017 (unaudited) and the Period Ended October 31, 2016	2017	2016†

Operations:
Net investment income	$52,418	$116,089
Net realized gain	42,108	105,835
Change in net unrealized appreciation (depreciation)	482,558	580,893
Increase in Net Assets From Operations	577,084	802,817

Distributions to Shareholders From (Note 1):
Net investment income	(132,000)	—
Net realized gains	(112,164)	—
Decrease in Net Assets From Distributions to Shareholders	(244,164)	—

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (250,000 and 250,001 shares issued, respectively)	7,168,742	6,261,974
Cost of shares repurchased (0 and 1 shares repurchased, respectively)	—	(26)
Increase in Net Assets From Fund Share Transactions	7,168,742	6,261,948
Increase in Net Assets	7,501,662	7,064,765

Net Assets:
Beginning of period	7,064,765	—
End of period*	$14,566,427	$7,064,765
*Includes undistributed net investment income of:	$30,800	$110,382

†	For the period December 28, 2015 (inception date) to October 31, 2016.

See Notes to Financial Statements.

24	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2017[1,2]	2016[1,3]

Net asset value, beginning of period	$28.26	$25.04

Income from operations:
Net investment income	0.20	0.46
Net realized and unrealized gain	1.65	2.76
Total income from operations	1.85	3.22

Less distributions from:
Net investment income	(0.53)	—
Net realized gains	(0.45)	—
Total distributions	(0.98)	—

Net asset value, end of period	$29.13	$28.26
Total return, at NAV[4]	7.09%	12.86%

Net assets, end of period (000s)	$14,566	$7,065

Ratios to average net assets:
Gross expenses[5]	0.50%	0.50%
Net expenses[5]	0.50	0.50
Net investment income[5]	1.45	2.07

Portfolio turnover rate[6]	7%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period December 28, 2015 (inception date) to October 31, 2016.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative

26	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	27

Notes to financial statements (cont’d)

tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$1,860,005	$88,800	$7,694	$1,956,499
Consumer staples	1,671,034	83,314	321	1,754,669
Energy	1,154,047	45,271	—	1,199,318
Financials	1,957,786	29,270	—	1,987,056
Materials	1,459,925	23,818	—	1,483,743
Real estate	171,735	7,285	—	179,020
Telecommunication services	1,849,325	79,899	—	1,929,224
Other common stocks	3,643,788	—	—	3,643,788

28	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred stocks	$309,972	—	—	$309,972
Total long-term investments	14,077,617	$357,657	$8,015	14,443,289
Short-term investments†	78,868	—	—	78,868
Total investments	$14,156,485	$357,657	$8,015	$14,522,157
Other financial instruments:
Futures contracts	3,220	—	—	3,220
Total	$14,159,705	$357,657	$8,015	$14,525,377

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At April 30, 2017, securities valued at $11,698,468 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were applied on October 31, 2016, when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	29

Notes to financial statements (cont’d)

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Futures contracts. The Fund uses futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance

30	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2017, there were $7,247 of capital gains tax liabilities accrued on unrealized gains.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund under what is a unitary fee structure. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	31

Notes to financial statements (cont’d)

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$3,275,715
Sales	551,415

During the six months ended April 30, 2017, in-kind transactions (see Note 5) were as follows:

Contributions	$4,178,588
Redemptions	—

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,283,713
Gross unrealized depreciation	(216,319)
Net unrealized appreciation	$1,067,394

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2017.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$3,220

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

32	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(4,048)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$2,663

During the six months ended April 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$52,791

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$3,225	—	$3,225

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Fund share transactions

At April 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 250,000 shares of the Fund constitute a Creation Unit. Such transactions generally are made partially on an in-kind basis and partially on a cash basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and

Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report	33

Notes to financial statements (cont’d)

redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee. For the six months ended April 30, 2017 and for the period ended October 31, 2016, the variable fees amounted to $2,987 and $2,876, respectively, and are recorded to paid-in capital.

6. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

34	Legg Mason Emerging Markets Diversified Core ETF 2017 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, since the Fund’s inception. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s

Legg Mason Emerging Markets Diversified Core ETF	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for a group of nine institutional pure-index or index based passively managed emerging markets exchange-traded funds (the “Performance Group”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Group. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices, including the QS DBI Emerging Markets Diversified Index, the Fund’s underlying index. The information comparing the Fund’s performance to that of the Performance Group was for the period from December 28, 2015 (the date of the Fund’s inception) through June 30, 2016. The Fund performed better than the median performance of the funds in the Performance Group for the period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Trustees noted that due to the limitations in providing comparable funds in the

36	Legg Mason Emerging Markets Diversified Core ETF

Performance Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Trustees also noted that the Fund generally performed in line with its underlying index during the periods under review. The Trustees further noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, and noting the limited period of performance data available, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager pays all fund expenses, other than the Contractual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

The Board noted that the Manager provides the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Management also discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of the same group of nine institutional pure-index or index based passively managed emerging markets exchange-traded funds selected by Lipper as the Performance Group for the Fund (the “Expense Group”), and the Fund’s overall expense ratio with a broader group of funds selected by Lipper consisting of all institutional pure-index or index based passively managed emerging markets exchange-traded funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was lower than the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe.

Legg Mason Emerging Markets Diversified Core ETF	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Contractual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

38	Legg Mason Emerging Markets Diversified Core ETF

Legg Mason

Emerging Markets Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson
Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Emerging Markets Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Emerging Markets Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-888-386-5535.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-888-386-5535, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Emerging Markets Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimer

The MSCI Emerging Markets Index (the “MSCI Index”) was used by QS Investors, LLC (“QS”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS DBI Emerging Markets Diversified Index (the “QS DBI Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason Emerging Markets Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with MSCI Index, the QS DBI Index, or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS shall not have any liability for any errors, omissions or interruptions therein. QS makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, trading based on the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275559 6/17 SR17-3085

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 26, 2017